Issuance of common units and Series A Preferred Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross proceeds for units issued	$ 14,340	$ 43,983
Less: Commissions	(246)	(761)
Net proceeds for units issued	14,094	43,222
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	13,298	39,360	$ 115,000
Less: Commissions	(233)	(701)
Net proceeds for units issued	13,065	38,659	110,924
Less: Underwriters' discount			(3,623)
Less: Offering expenses			$ (453)
Common Units [Member]
Gross proceeds for units issued	1,042	4,623
Less: Commissions	(13)	(60)
Net proceeds for units issued	$ 1,029	$ 4,563